GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) - CNY (¥)	1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2017	Nov. 30, 2013	Feb. 28, 2009	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2002	Mar. 31, 2017
Goodwill
Goodwill acquired				¥ 997,123
Goodwill	¥ 32,009,025			32,009,025	¥ 0		¥ 32,523,983
Disposal of goodwill				¥ 1,512,081	32,009,025
ATA Testing
Goodwill
Goodwill acquired						¥ 6,880,123
Percentage of equity interest acquired						5.00%
Beijing JDX and JDX BVI
Goodwill
Goodwill acquired			¥ 16,542,727
Xing Wei
Goodwill
Goodwill acquired		¥ 7,589,052
Qihuang Huizhi
Goodwill
Goodwill acquired	¥ 997,123
Qihuang Huizhi | ATA Online
Goodwill
Goodwill					¥ 997,123
Percentage of equity interest acquired	65.00%			65.00%
Total consideration	¥ 650,000
Puhua Technology
Goodwill
Percentage of equity interest sold	60.00%
Total consideration	¥ 2,000,000
Disposal of goodwill	¥ 1,512,081